Schedule of intangible assets depreciable, estimated useful lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, estimated useful lives	3 years	3 years